Intangible assets - Remaining amortization period on intangibles resulting from business combinations (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Intangible assets
Amortization of intangible assets | €	€ 6,926	€ 4,746	€ 4,709
Link3D
Intangible assets
Remaining amortization period technology related intangible assets acquisition	6 years
Identify 3D
Intangible assets
Remaining amortization period technology related intangible assets acquisition	6 years 8 months 1 day
Patents and licenses
Intangible assets
Remaining amortization period technology related intangible assets acquisition	2 years 7 months 6 days
Software
Intangible assets
Remaining amortization period technology related intangible assets acquisition	1 year 3 months 18 days
RS Print | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	12.83
Remaining amortization period technology related intangible assets acquisition	4 years 9 months 29 days
Orthoview | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	1.75
ACTech | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	14.75
Cenat | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	2.25
Engimplan | Acquired customers, technology [member]
Intangible assets
Remaining amortization period customer related intangible assets acquisition	6.58